Subsequent Events (Details Narrative 1) - USD ($) $ in Thousands				9 Months Ended
	Nov. 08, 2018	Oct. 31, 2018	Dec. 22, 2017	Sep. 30, 2018
Number of shares isssued				2,500,000
Severance Agreement [Member] | Suneet Singal [Member]
Number of shares isssued			1,000,000
Subsequent Event [Member] | OFI Remediation Agreement [Member] | Series D Preferred Stock [Member]
Number of shares issued upon conversion		153,846
Number of shares issued upon conversion, value		$ 100
Subsequent Event [Member] | Merger Agreement [Member] | Gadsden Growth Properties, Inc [Member]
Merger agreement term	At the effective time of the Merger (the “Effective Time”), except as otherwise set forth in the Merger Agreement, shares of each class of Gadsden stock issued and outstanding immediately prior to the Effective Time will be automatically converted into the equivalent class of GPI stock. Each share of Gadsden common stock will be automatically converted into 21.529 shares of GPI common stock, each share of Gadsden 7% Series A Cumulative Convertible Perpetual Preferred Stock will be automatically converted into 1 share of GPI 7% Series A Cumulative Convertible Perpetual Preferred Stock (with rights of equal tenor to the Gadsden 7% Series A Cumulative Convertible Perpetual Preferred Stock), each share of Gadsden Series B Non-Voting Convertible Preferred Stock will be automatically converted into 1 share of GPI Series B Non-Voting Convertible Preferred Stock (with rights of equal tenor to the Gadsden Series B Non-Voting Convertible Preferred Stock), and each share of Gadsden Series C Participating Convertible Preferred Stock will be automatically converted into 1 share of GPI Series C Participating Convertible Preferred Stock (with rights of equal tenor to the Gadsden Series C Participating Convertible Preferred Stock), each subject to certain adjustments to be made at the Effective Time as more fully described in the Merger Agreement (the shares of GPI stock issuable in connection with the Merger is referred to as the “Merger Consideration”). Following the Merger, all shares of GPI Series B Non-Voting Convertible Preferred Stock issued in the Merger will be automatically converted into shares of GPI common stock in accordance with the automatic conversion provision of the GPI Series B Non-Voting Convertible Preferred Stock
Percentage of outstanding GPI common stock	94.00%
Closing net asset value	$ 7,500,000
Percentage of voting power of stockholders	70.00%
Unrestricted cash	$ 1,500,000
Closing net asset value on consolidated basis	80,000,000
Termination fee	$ 250
Subsequent Event [Member] | Merger Agreement [Member] | Series A Cumulative Convertible Perpetual Preferred Stock [Member] | Gadsden Growth Properties, Inc [Member]
Percentange of voting right	7.00%